Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income before income taxes	$ 22,390	$ 12,905	$ 7,282
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Computed expected tax	$ 5,150	$ 2,968	$ 1,675
Non-deductible operating expenses	566	395	508
Prior years adjustments	(57)	(157)	(148)
Tax effect due to "Preferred Enterprise" status	(1,949)	(577)	(533)
Statutory rate differential	168	(86)	105
Other	206	(179)	(50)
Income tax expense	$ 4,084	$ 2,364	$ 1,557
Basic	$ 2.733	$ 1.544	$ 0.804
Diluted	$ 2.694	$ 1.513	$ 0.8